Selling, General and Administrative Expenses (Summary of Selling, General and Administrative Expenses) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Selling, General and Administrative Expense [Abstract]
Personnel expenses	¥ 76,296	¥ 66,239	¥ 220,758	¥ 194,368
Selling expenses	20,616	18,854	52,825	47,467
Administrative expenses	33,400	29,162	98,174	86,963
Depreciation of office facilities	2,328	2,054	6,767	6,130
Total	¥ 132,640	¥ 116,309	¥ 378,524	¥ 334,928